Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Auditors remuneration [line items]
Total assurance services	$ 16,276	$ 14,515	$ 23,850
Other services	400	13
Total other services	400	13
Total fees	16,676	14,528	23,850
Parent [member]
Auditors remuneration [line items]
Total assurance services	11,196	6,764	6,585
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	1,262	5,127	5,369
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,815	1,358	1,363
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 2,003	$ 1,266	$ 10,533